Schedule of Investments (unaudited) December 31, 2019	iShares® U.S. Oil Equipment & Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Drilling — 16.8%
Diamond Offshore Drilling Inc.(a)(b)	87,961	$632,440
Helmerich & Payne Inc.	95,479	4,337,611
Nabors Industries Ltd.	459,373	1,322,994
Noble Corp. PLC(a)(b)	338,709	413,225
Patterson-UTI Energy Inc.	264,419	2,776,399
Transocean Ltd.(a)(b)	702,824	4,835,429
Valaris PLC(a)(b)	268,951	1,764,319

		16,082,417

Oil & Gas Equipment & Services — 82.6%
Apergy Corp.(a)	105,282	3,556,426
Archrock Inc.	173,438	1,741,318
Baker Hughes Co.	175,087	4,487,480
Cactus Inc., Class A	64,020	2,197,166
Core Laboratories NV	60,314	2,272,028
DMC Global Inc.	19,907	894,621
Dril-Quip Inc.(a)(b)	49,177	2,306,893
Frank’s International NV(a)	137,925	713,072
Halliburton Co.	717,779	17,564,052
Helix Energy Solutions Group Inc.(a)	192,146	1,850,366
Liberty Oilfield Services Inc., Class A	70,121	779,746
Matrix Service Co.(a)	36,918	844,684
National Oilwell Varco Inc.(b)	167,905	4,206,020
Newpark Resources Inc.(a)(b)	121,938	764,551
NexTier Oilfield Solutions Inc.(a)	214,302	1,435,823
Oceaneering International Inc.(a)(b)	134,464	2,004,858
Oil States International Inc.(a)	82,235	1,341,253
ProPetro Holding Corp.(a)	111,922	1,259,123
Schlumberger Ltd.	517,052	20,785,490
SEACOR Holdings Inc.(a)(b)	23,862	1,029,645
Select Energy Services Inc., Class A(a)	85,238	791,009

Security	Shares	Value

Oil & Gas Equipment & Services (continued)
TechnipFMC PLC	205,323	$4,402,125
Tidewater Inc.(a)	53,322	1,028,048
U.S. Silica Holdings Inc.	99,993	614,958

		78,870,755

Total Common Stocks — 99.4% (Cost: $161,446,933)		94,953,172

Short-Term Investments

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	4,719,546	4,721,434
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	233,896	233,896

		4,955,330

Total Short-Term Investments — 5.2% (Cost: $4,953,729)		4,955,330

Total Investments in Securities — 104.6% (Cost: $166,400,662)		99,908,502

Other Assets, Less Liabilities — (4.6)%		(4,413,340)

Net Assets — 100.0%		$95,495,162

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,085,181	(4,365,635)	4,719,546	$4,721,434	$42,216	(a)	$2,724	$(1,200)
BlackRock Cash Funds: Treasury, SL Agency Shares	166,337	67,559	233,896	233,896	1,826		—	—

				$4,955,330	$44,042		$2,724	$(1,200)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Energy Index	8	03/20/20	$498	$19,822

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Oil Equipment & Services ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$94,953,172	$—	$—	$94,953,172
Money Market Funds	4,955,330	—	—	4,955,330

	$99,908,502	$—	$—	$99,908,502

Derivative financial instruments(a)
Assets
Futures Contracts	$19,822	$—	$—	$19,822

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

S&P	Standard & Poor’s

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